Net deferred tax position - Summary of Tax Losses Available for Carry-forward (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	€ 9,812	€ 8,933	€ 8,503
Tax loss carry-forwards on asset disposals		40	€ 5	€ 5
Year 1
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	1
Year 2
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	17
Year 3
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	12
Year 4
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	30
Year 5
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	187
Year 5 and later
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	€ 9,565

[1]	(a)Excluding tax loss carry-forwards on asset disposals. Such carry-forwards amounted to €40 million as of December 31, 2024, €5 million as of December 31, 2023 and €5 million as of December 31, 2022